Note 6 - Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Less: accumulated depreciation	$ (62)	$ (13)
Property and equipment, net	403	5
Digital Asset Mining Equipment [Member]
Property, plant and equipment, cost	459	0
Office Equipment [Member]
Property, plant and equipment, cost	4	0
Electronic Equipment [Member]
Property, plant and equipment, cost	$ 2	$ 18